Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2015		2016		2017
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	59,166,741	€1,183	75,030,078	€1,501	80,024,707	€1,597
Converted to U.S. dollars at historical exchange rates		$1,568		$1,923		$2,031